Fair Value Measurements - Schedule of Qualitative Disclosures of Valuation Techniques (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value, investments, entities that calculate net asset value per share, unfunded commitments	$ 57,000,000
Equity securities without readily determinable fair value	467,000,000	$ 394,000,000
Impairment on equity securities without readily determinable fair value	0	$ 5,000,000
Principal Investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value, investments, entities that calculate net asset value per share, fair value	9,000,000
Fair value, investments, entities that calculate net asset value per share, unfunded commitments	$ 1,000,000